Strategic Funds, Inc.

-          Dreyfus Conservative Allocation

-          Dreyfus Moderation Allocation

-          Dreyfus Growth Allocation

(the "Funds")

Incorporated herein by reference, on behalf of the Funds, is the Funds’ prospectus, as revised, filed pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on June 20, 2014 (SEC Accession No. 0000737520-14-000051).